Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
		Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)		Mar. 31, 2022 USD ($)	Mar. 31, 2020 CNY (¥)
Goodwill [Line Items]
Impairment loss			¥ 186,504	[1],[2]	$ 29,420	¥ 1,382,149
LVB focused online business
Goodwill [Line Items]
Impairment loss	[1],[2]		¥ 186,504
Accounting Standards Update 2017-04 [Member]
Goodwill [Line Items]
Impairment loss						¥ 1,382,149
Accounting Standards Update 2017-04 [Member] | LVB focused online business
Goodwill [Line Items]
Impairment loss		¥ 186,504

[1]	Goodwill impairment
[2]	The cross-border business was terminated in the year ended March 31, 2017.